Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 13,897	$ 12,334	$ 11,067
Deferrals of acquisition costs	789	739	796
Amortization	(519)	534	1,003
Unrealized investment (gains) losses	79	290	(532)
Balance, end of period	$ 14,246	$ 13,897	$ 12,334